Significant Accounting Policies, Deferred Commissions (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Commissions [Abstract]
Capitalized contract costs, current	$ 4,712	$ 4,718	$ 4,751
Capitalized contract cost, non-current	8,551	8,677	7,887
Commissions [Member]
Deferred Commissions [Abstract]
Capitalized contract costs, amortization	747	2,111	1,700
Capitalized contract costs, current	2,490	2,431	1,912
Capitalized contract cost, non-current	$ 5,139	$ 5,233	$ 4,594
Minimum [Member] | Commissions [Member]
Deferred Commissions [Abstract]
Capitalized contract costs, amortization period	4 years	4 years
Capitalized contract costs, commission expense payment period	3 months	3 months
Maximum [Member] | Commissions [Member]
Deferred Commissions [Abstract]
Capitalized contract costs, amortization period	5 years	5 years
Capitalized contract costs, commission expense payment period	12 months	12 months